Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.3%
CAR Group Ltd.	42,988	$1,058,677
REA Group Ltd.	5,867	929,091
SEEK Ltd.	39,789	629,691
Telstra Group Ltd.	1,302,532	4,153,283
		6,770,742
Brazil — 0.1%
Telefonica Brasil SA, ADR NVS	43,638	497,473
Canada — 1.2%
BCE Inc.	105,720	2,344,589
Rogers Communications Inc., Class B, NVS	43,552	1,291,768
TELUS Corp.	171,662	2,756,929
		6,393,286
China — 6.2%
Baidu Inc., Class A(a)	254,400	2,726,387
Kuaishou Technology(a)(b)	314,500	2,552,981
NetEase Inc.	194,300	5,236,261
Tencent Holdings Ltd.	353,800	22,797,318
		33,312,947
Finland — 0.2%
Elisa OYJ	17,151	953,278
France — 1.1%
Orange SA	208,082	3,168,712
Publicis Groupe SA	26,523	2,995,635
		6,164,347
Germany — 2.7%
Deutsche Telekom AG, Registered	396,304	14,506,152
Italy — 0.1%
Telecom Italia SpA/Milano(a)	1,164,581	575,437
Japan — 7.9%
Dentsu Group Inc.	24,300	538,438
KDDI Corp.	322,500	5,537,512
Konami Group Corp.	11,700	1,849,789
LY Corp.	284,300	1,046,965
Nexon Co. Ltd.	45,100	908,386
Nintendo Co. Ltd.	132,200	12,695,137
Nippon Telegraph & Telephone Corp.	6,159,000	6,584,648
SoftBank Corp.	3,193,500	4,946,574
SoftBank Group Corp.	118,500	8,615,661
		42,723,110
Mexico — 0.4%
America Movil SAB de CV, Series B, Class B	2,130,021	1,904,754
Netherlands — 0.9%
Koninklijke KPN NV	374,755	1,828,126
Universal Music Group NV	89,391	2,899,894
		4,728,020
Norway — 0.2%
Telenor ASA	71,542	1,114,066
Singapore — 0.5%
Singapore Telecommunications Ltd.	841,900	2,538,149
South Korea — 0.6%
NAVER Corp.	16,706	3,244,052
Spain — 1.0%
Cellnex Telecom SA(b)	66,474	2,588,382
Security	Shares	Value
Spain (continued)
Telefonica SA	546,405	$2,875,774
		5,464,156
Sweden — 0.3%
Tele2 AB, Class B	64,654	943,781
Telia Co. AB	264,405	951,018
		1,894,799
Switzerland — 0.4%
Swisscom AG, Registered	2,870	2,037,954
Taiwan — 0.4%
Chunghwa Telecom Co. Ltd.	427,120	1,975,660
United Kingdom — 1.6%
Auto Trader Group PLC(b)	100,371	1,136,881
BT Group PLC	643,427	1,713,266
Informa PLC	148,380	1,642,744
Rightmove PLC	87,391	945,869
Vodafone Group PLC	2,403,858	2,573,213
WPP PLC	123,074	866,562
		8,878,535
United States — 72.2%
Alphabet Inc., Class A	363,623	64,081,281
Alphabet Inc., Class C, NVS	293,320	52,032,035
AT&T Inc.	816,880	23,640,508
Charter Communications Inc., Class A(a)(c)	10,815	4,421,280
Comcast Corp., Class A	422,813	15,090,196
Electronic Arts Inc.	25,867	4,130,960
Fox Corp., Class A, NVS	24,298	1,361,660
Fox Corp., Class B	15,109	780,078
Interpublic Group of Companies Inc. (The)	41,533	1,016,728
Live Nation Entertainment Inc.(a)	17,867	2,702,920
Match Group Inc.	27,991	864,642
Meta Platforms Inc., Class A	168,452	124,332,737
Netflix Inc.(a)	19,167	25,667,105
News Corp., Class A, NVS	42,916	1,275,463
News Corp., Class B	13,005	446,201
Omnicom Group Inc.	22,206	1,597,500
Paramount Global, Class B, NVS	68,220	880,038
Take-Two Interactive Software Inc.(a)	19,207	4,664,420
TKO Group Holdings Inc., Class A	7,598	1,382,456
T-Mobile U.S. Inc.	45,039	10,730,992
Verizon Communications Inc.	478,618	20,709,801
Walt Disney Co. (The)	195,669	24,264,913
Warner Bros Discovery Inc.(a)(c)	255,240	2,925,050
		388,998,964
Total Common Stocks — 99.3% (Cost: $456,115,045)		534,675,881
Preferred Stocks
Italy — 0.1%
Telecom Italia SpA, Preference Shares, NVS	700,561	382,568
Total Preferred Stocks — 0.1% (Cost: $325,901)		382,568
Total Long-Term Investments — 99.4% (Cost: $456,440,946)		535,058,449

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	4,795,663	$4,797,581
Total Short-Term Securities — 0.9% (Cost: $4,797,581)		4,797,581
Total Investments — 100.3% (Cost: $461,238,527)		539,856,030
Liabilities in Excess of Other Assets — (0.3)%		(1,357,848)
Net Assets — 100.0%		$538,498,182

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$868,430	$3,929,170 (a)	$—	$(19)	$—	$4,797,581	4,795,663	$857 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	380,000	—	(380,000)(a)	—	—	—	—	6,243	—
				$(19)	$—	$4,797,581		$7,100	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	21	09/11/25	$415	$2,979
E-Mini S&P Comm Services Select Sector Index	19	09/19/25	2,720	31,459
Euro STOXX 50 Index	4	09/19/25	251	1,123
				$35,561
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Comm Services ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$397,794,477	$136,881,404	$—	$534,675,881
Preferred Stocks	—	382,568	—	382,568
Short-Term Securities
Money Market Funds	4,797,581	—	—	4,797,581
	$402,592,058	$137,263,972	$—	$539,856,030
Derivative Financial Instruments(a)
Assets
Equity Contracts	$32,582	$2,979	$—	$35,561

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares